Incorporated herein by reference is a supplement to the prospectus of MFS Emerging Markets Equity Fund, a series of MFS Series Trust X (File No. 33-1657), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 30, 2012 (SEC Accession No 0000912938-12-000260).